Retirement Benefit Plans - Summary of Composition and Fair Value of Plan Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
UK equities		£ 38
Overseas equities	£ 1,172	2,466
Corporate bonds	2,235	1,919
Government fixed interest bonds	1,138	2,788
Government index-linked bonds	5,525	9,159
Property	1,202	1,409
Derivatives	(78)	(83)
Cash	1,340	2,290
Repurchase agreements	(4,312)	(6,582)
Infrastructure	426	390
Annuities	293	291
Longevity swap	(12)	(8)
Other	29	336
Total	£ 8,958	£ 14,413
UK equities, percentage		0.00%
Overseas equities, percentage	13.00%	17.00%
Corporate bonds, percentage	25.00%	13.00%
Government fixed interest bonds, percentage	13.00%	19.00%
Government index-linked bonds, percentage	62.00%	64.00%
Property, percentage	13.00%	10.00%
Derivatives, percentage	(1.00%)	(1.00%)
Cash, percentage	15.00%	16.00%
Repurchase agreements, percentage	(48.00%)	(45.00%)
Infrastructure, percentage	5.00%	3.00%
Annuities, percentage	3.00%	2.00%
Longevity swap, percentage	0.00%	0.00%
Other, percentage	0.00%	2.00%
Total, percentage	100.00%	100.00%
Quoted prices in active markets
Disclosure of net defined benefit liability (asset) [line items]
UK equities		£ 38
Overseas equities	£ 0	1,401
Corporate bonds	1,991	1,607
Government fixed interest bonds	1,138	2,788
Government index-linked bonds	5,525	9,159
Property	0	0
Derivatives	0	0
Cash	0	0
Repurchase agreements	0	0
Infrastructure	0	0
Annuities	0	0
Longevity swap	0	0
Other	0	0
Total	£ 8,654	£ 14,993
UK equities, percentage		0.00%
Overseas equities, percentage	0.00%	10.00%
Corporate bonds, percentage	22.00%	11.00%
Government fixed interest bonds, percentage	13.00%	19.00%
Government index-linked bonds, percentage	62.00%	64.00%
Property, percentage	0.00%	0.00%
Derivatives, percentage	0.00%	0.00%
Cash, percentage	0.00%	0.00%
Repurchase agreements, percentage	0.00%	0.00%
Infrastructure, percentage	0.00%	0.00%
Annuities, percentage	0.00%	0.00%
Longevity swap, percentage		0.00%
Other, percentage	0.00%	0.00%
Total, percentage	97.00%	104.00%
Prices not quoted in active markets
Disclosure of net defined benefit liability (asset) [line items]
UK equities		£ 0
Overseas equities	£ 1,172	1,065
Corporate bonds	244	312
Government fixed interest bonds	0	0
Government index-linked bonds	0	0
Property	1,202	1,409
Derivatives	(78)	(83)
Cash	1,340	2,290
Repurchase agreements	(4,312)	(6,582)
Infrastructure	426	390
Annuities	293	291
Longevity swap	(12)	(8)
Other	29	336
Total	£ 304	£ (580)
UK equities, percentage		0.00%
Overseas equities, percentage	13.00%	7.00%
Corporate bonds, percentage	3.00%	2.00%
Government fixed interest bonds, percentage	0.00%	0.00%
Government index-linked bonds, percentage	0.00%	0.00%
Property, percentage	13.00%	10.00%
Derivatives, percentage	(1.00%)	(1.00%)
Cash, percentage	15.00%	16.00%
Repurchase agreements, percentage	(48.00%)	(45.00%)
Infrastructure, percentage	5.00%	3.00%
Annuities, percentage	3.00%	2.00%
Longevity swap, percentage	0.00%	0.00%
Other, percentage	0.00%	2.00%
Total, percentage	3.00%	(4.00%)